Note 6 - Leases (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Future Minimum Lease Payments [Abstract]
2014 (Remainder)	$ 20
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	$ 430